Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share (EPS)
Schedule of Calculation of EPS Basic and Diluted

EUR’000	2023	2022	2021
Profit attributable to ordinary equity holders of the parent for basic earnings	11,498	35,541	7,451
Profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	11,498	35,541	7,451

Thousands	2023	2022	2021
Weighted average number of ordinary shares for basic EPS[1]	201,362	163,219	131,161
Effect of dilution from shared based payments programme	1,861	676	—
Weighted average number of ordinary shares adjusted for the effect of dilution[1]	203,223	163,895	131,161